Note 25 Sensitivity analysis (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Actuarial assumption of discount rates [member]
Sensitivity analysis [Line Items]
Basis points change sensitivity analysis	0.50%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	€ (213)	€ (265)	€ (321)
Decrease In Defined Benefit Obligation Due To Reasonably Possible Increase In Actuarial Assumption	€ 232	291	350
Actuarial assumption of expected rates of salary increases [member]
Sensitivity analysis [Line Items]
Basis points change sensitivity analysis	0.50%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	€ 4	4	1
Decrease In Defined Benefit Obligation Due To Reasonably Possible Increase In Actuarial Assumption	€ (4)	(4)	(1)
Actuarial assumption of expected rates of pension increases [member]
Sensitivity analysis [Line Items]
Basis points change sensitivity analysis	0.50%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	€ 27	34	32
Decrease In Defined Benefit Obligation Due To Reasonably Possible Increase In Actuarial Assumption	€ (26)	(32)	(39)
Actuarial assumption of medical cost trend rates [member]
Sensitivity analysis [Line Items]
Basis points change sensitivity analysis	0.50%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	€ 102	141	119
Decrease In Defined Benefit Obligation Due To Reasonably Possible Increase In Actuarial Assumption	€ (93)	(126)	(106)
Change in obligation from each additional year of longevity [Member]
Sensitivity analysis [Line Items]
Basis points change sensitivity analysis
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	€ 120	134	113
Decrease In Defined Benefit Obligation Due To Reasonably Possible Increase In Actuarial Assumption	€ 0	€ 0	€ 0